UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:		6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:		Vice President
Phone:		410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland January 28, 2004

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	62

Form 13F Information Table Value Total:	$109918

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      478    11000 SH       SOLE                    11000
Williams Co Inc PACS                            969457886      733    55900 SH       SOLE                    55900
AT&T Wireless Ser Inc          COM              00209A106     2473   309568 SH       SOLE                   309568
Abercrombie & Fitch C          COM              002896207      494    20000 SH       SOLE                    20000
Agere Sys Inc CL B             COM              00845V209       38    12945 SH       SOLE                    12945
Allied Capital Corp            COM              01903Q108     2205    79100 SH       SOLE                    79100
Alpha Trade.Com                COM              020814208       10    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      234     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     2978    61750 SH       SOLE                    61750
Ariel Corp Com                 COM                               0    10000 SH       SOLE                    10000
Barr Laboratories Inc.         COM              068306109     7479    97199 SH       SOLE                    97199
Baxter International           COM              071813109      931    30500 SH       SOLE                    30500
Best Buy Company Inc           COM              086516101     1567    30000 SH       SOLE                    30000
Boeing Company                 COM              097023105     1239    29400 SH       SOLE                    29400
Bristol-Myers Squibb           COM              110122108     1890    66068 SH       SOLE                    66068
CIT Group Inc DEL              COM              125581108     1931    53700 SH       SOLE                    53700
Cendant                        COM              151313103     2572   115500 SH       SOLE                   115500
Ciber                          COM              17163B102     1743   201300 SH       SOLE                   201300
Citigroup Inc                  COM              172967101     3579    73736 SH       SOLE                    73736
Comcast cl A                   COM              20030N101      580    17696 SH       SOLE                    17696
Computer Sciences              COM              205363104     2313    52300 SH       SOLE                    52300
Conseco, Inc.                  COM              208464883     1929    88485 SH       SOLE                    88456                29
Costco Whsl Corp New           COM              22160K105     2908    78225 SH       SOLE                    78225
Crown Hldgs Inc (Hldg Co)      COM              228368106     1548   170900 SH       SOLE                   170900
Deere & Co                     COM              244199105      215     3300 SH       SOLE                     3300
Dow Chemical                   COM              260543103     2147    51650 SH       SOLE                    51650
Exxon Mobil Corporati          COM              30231G102     2839    69236 SH       SOLE                    69236
Federal Home Ln Mtg            COM              313400301     2164    37100 SH       SOLE                    37100
Gap Inc.                       COM              364760108     2493   107400 SH       SOLE                   107400
General Electric Co            COM              369604103     2591    83630 SH       SOLE                    83630
General Motors Corp.           COM              370442105     3006    56298 SH       SOLE                    56298
Graftech Internatioal Ltd      COM              384313102     1019    75500 SH       SOLE                    75500
Hartford Fincl Services        COM              416515104     2426    41100 SH       SOLE                    41100
Home Depot Inc.                COM              437076102     2247    63300 SH       SOLE                    63300
Honeywell International, Inc.  COM              438516106     3062    91587 SH       SOLE                    91587
IBM Corp                       COM              459200101     4221    45544 SH       SOLE                    45544
Intel Corporation              COM              458140100     2153    67171 SH       SOLE                    67171
J.P. Morgan & Comp.            COM              46625H100     2868    78073 SH       SOLE                    78073
Lucent Technologies            COM              549463107     1523   536352 SH       SOLE                   536352
Masco Corporation              COM              574599106     3330   121500 SH       SOLE                   121500
Merck & Co.                    COM              589331107      329     7118 SH       SOLE                     7118
Micron Technology In           COM              595112103     2427   180200 SH       SOLE                   180200
Microsoft Corporation          COM              594918104     2877   105113 SH       SOLE                   105113
Motorola Inc.                  COM              620076109     1258    89864 SH       SOLE                    89864
Nutri/System Inc               COM              67069D108      193   112500 SH       SOLE                   112500
Pfizer Inc.                    COM              717081103     2186    61872 SH       SOLE                    61872
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM                               0    20000 SH       SOLE                    20000
Restricted Wts Ariel Corp 3/1/ COM                               0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101      335   931300 SH       SOLE                   931300
Target Corporation             COM              87612E106     1948    50732 SH       SOLE                    50732
Texas Instruments              COM              882508104     2776    94500 SH       SOLE                    94500
Tyco Intl Ltd                  COM              902124106     4114   155232 SH       SOLE                   155232
UNUM Provident Corp.           COM              91529Y106     1975   125237 SH       SOLE                   125237
Unocal Corp                    COM              915289102     1823    49500 SH       SOLE                    49500
Verizon Communication          COM              92343V104     2336    66582 SH       SOLE                    66582
Wells Fargo & Co               COM              949746101      220     3732 SH       SOLE                     3732
Williams Companies I           COM              969457100     2010   204708 SH       SOLE                   204708
Xerox Corporation              COM              984121103     1947   141100 SH       SOLE                   141100
American Fds Europacific Growt                  298706102      895 29615.293SH       SOLE                29615.293
Merrill Lynch Focus Twenty Fd                   59021P204       20 12828.000SH       SOLE                12828.000
Putnam International Capital O                  746802859      810 42881.172SH       SOLE                42881.172